Financial assets and liabilities at fair value - Financial assets and liabilities at fair value in level 3 (Details) - Level 3 - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	SEK 3,000
Financial assets at end of period	2,000	SEK 3,000
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	(53,000)
Financial liabilities at end of period	(46,000)	(53,000)
Financial assets and liabilities at fair value in level 3,
Financial assets and liabilities at fair value in level 3, at the beginning of period	(50,034)	(40,999)
Purchases	(19,074)	(16,538)
Settlements & sales	20,035	9,913
Gains (+) and losses (-) through profit or loss	(164)	67
Currency exchange-rate effects assets and liabilities	5,726	(2,477)
Financial assets and liabilities at fair value in level 3, at the end of period	(43,841)	(50,034)
Other interest-bearing securities except loans
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	257	261
Settlements & sales	(250)
Gains (+) and losses (-) through profit or loss	(6)	(4)
Currency exchange-rate effects assets	(1)	0
Financial assets at end of period	0	257
Financial assets and liabilities at fair value in level 3,
Currency exchange-rate effects assets and liabilities	(768)	12
Senior securities issued
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	(47,887)	(38,709)
Purchases liabilities	(19,077)	(15,279)
Settlements & sales	24,627	10,176
Gains (+) and losses (-) through profit or loss	1,044	(651)
Currency exchange-rate effects liabilities	(1,372)	(3,424)
Financial liabilities at end of period	(42,995)	(47,887)
Derivatives - net
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	(2,404)
Financial liabilities at end of period	(846)	(2,404)
Financial assets and liabilities at fair value in level 3,
Financial assets and liabilities at fair value in level 3, at the beginning of period	(2,404)	(2,551)
Purchases	3	(1,259)
Settlements & sales	(4,342)	(263)
Gains (+) and losses (-) through profit or loss	(1,202)	722
Currency exchange-rate effects assets and liabilities	7,099	947
Financial assets and liabilities at fair value in level 3, at the end of period	SEK (846)	SEK (2,404)